                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2006

Check here if Amendment |_|;   Amendment Number: __

     This Amendment (Check only one.) |_| is a restatement.
                                      |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Financial Management Advisors, LLC
Address: 1900 Avenue of the Stars
         Suite 900
         Los Angeles, CA 90067

Form 13F File Number: 028-03819

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Charles Larsen
Title:  SVP, CFO, COO
Phone:  310-229-2947

Signature, Place, and Date of Signing:

/s/ Charles Larsen                     Los Angeles, CA           1-30-07
------------------------------------   ----------------------    ---------------
            [Signature]                     [City, State]             [Date]

Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by another reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              0

Form 13F Information Table Entry Total:       122

Form 13F Information Table Value Total:   125,920
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number   Name

                                    FORM 13F
                                DECEMBER 31, 2006

                                                                                                              Voting Authority
                                                         Value      Shares/    Sh/ Put/ Invstmt  Other   --------------------------
        Name of Issuer         Title of Class   CUSIP   (x$1000)    Prn Amt    Prn Call Dscretn Managers     Sole     Shared  None
------------------------------ -------------- --------- -------- ------------- --- ---- ------- -------- ------------ ------ ------
ABN AMRO HOLDING NV-SP ADR     COM            000937102     1743     54390.000 SH       Sole                54390.000
ACTIVISION INC                 COM            004930202      366     21221.000 SH       Sole                21221.000
AGL RESOURCES INC              COM            001204106      350      9000.000 SH       Sole                 9000.000
ALLIANCE RESOURCE PARTNERS     COM            01877R108      283      8200.000 SH       Sole                 8200.000
ALTRIA GROUP INC               COM            02209S103     1661     19360.000 SH       Sole                19360.000
AMERICAN CAMPUS COMMUNITIES    COM            024835100      236      8300.000 SH       Sole                 8300.000
AMERICAN CAPITAL STRATEGIES    COM            024937104      509     11000.000 SH       Sole                11000.000
AMETEK INC                     COM            031100100      718     22560.000 SH       Sole                22560.000
ARCHSTONE-SMITH TRUST          COM            039583109      227      3900.000 SH       Sole                 3900.000
ASSURANT INC                   COM            04621X108     1512     27360.000 SH       Sole                27360.000
AT&T INC                       COM            00206R102      354      9900.000 SH       Sole                 9900.000
AUST & NZ BNKG GRP-SPON ADR    COM            052528304      335      3000.000 SH       Sole                 3000.000
BANK OF AMERICA CORP           COM            060505104     1747     32720.000 SH       Sole                32720.000
BILLY MARTIN'S USA INC         COM            090192402        0   1000000.000 SH       Sole              1000000.000
BIOMED REALTY TRUST INC.       COM            09063H107      209      7300.000 SH       Sole                 7300.000
BOARDWALK PIPELINE PARTNERS    COM            096627104      290      9400.000 SH       Sole                 9400.000
BOSTON PIZZA ROYALTIES-UNITS   COM            101084101      410     31500.000 SH       Sole                31500.000
BP PLC-SPONS ADR               COM            055622104      243      3628.000 SH       Sole                 3628.000
BP PRUDHOE BAY ROYALTY TRUST   COM            055630107      462      6000.000 SH       Sole                 6000.000
BT GROUP PLC ADR               COM            05577E101      371      6200.000 SH       Sole                 6200.000
BUNGE LIMITED                  COM            BMG169621     1710     23580.000 SH       Sole                23580.000
CADBURY SCHWEPPES-SPONS ADR    COM            127209302     1276     29730.000 SH       Sole                29730.000
CAMDEN PROPERTY TRUST          COM            133131102      222      3000.000 SH       Sole                 3000.000
CBL & ASSOCIATES PROPERTIES    COM            124830100      238      5500.000 SH       Sole                 5500.000
CHEROKEE INC                   COM            16444H102      365      8500.000 SH       Sole                 8500.000
CHINA FUND INC                 COM            169373107      308      9000.000 SH       Sole                 9000.000
CISCO SYSTEMS INC              COM            17275R102     1485     54325.000 SH       Sole                54325.000
COMPASS MINERALS INTERNATION   COM            20451N101      347     11000.000 SH       Sole                11000.000
CONOCOPHILLIPS                 COM            20825C104     1394     19380.000 SH       Sole                19380.000
CROSS TIMBERS ROYALTY TRUST    COM            22757R109      481      9500.000 SH       Sole                 9500.000
CROSSTEX ENERGY LP             COM            22765U102      287      7200.000 SH       Sole                 7200.000
DAVITA INC.                    COM            23918K108     1317     23160.000 SH       Sole                23160.000
DCP MIDSTREAM PARTNERS LP      COM            23311P100      311      9000.000 SH       Sole                 9000.000
DEVELOPERS DIVERSIFIED RLTY    COM            251591103      233      3700.000 SH       Sole                 3700.000
DIAGEO PLC-SPONSORED ADR       COM            25243Q205      357      4500.000 SH       Sole                 4500.000
DIAMONDROCK HOSPITALITY CO     COM            252784301      241     13400.000 SH       Sole                13400.000
DIGITAL REALTY TRUST           COM            253868103      226      6600.000 SH       Sole                 6600.000
DUKE REALTY CORP               COM            264411505      229      5600.000 SH       Sole                 5600.000
EMERSON ELECTRIC CO            COM            291011104     1632     37020.000 SH       Sole                37020.000

                                                                                                              Voting Authority
                                                         Value      Shares/    Sh/ Put/ Invstmt  Other   --------------------------
        Name of Issuer         Title of Class   CUSIP   (x$1000)    Prn Amt    Prn Call Dscretn Managers     Sole     Shared  None
------------------------------ -------------- --------- -------- ------------- --- ---- ------- -------- ------------ ------ ------
ENERGY TRANSFER PARTNERS LP    COM            29273R109      308      5700.000 SH       Sole                 5700.000
ENI SPA-SPONSORED ADR          COM            26874R108      370      5500.000 SH       Sole                 5500.000
ENTERTAINMENT PROPERTIES TR    COM            29380T105      234      4000.000 SH       Sole                 4000.000
EXXON MOBIL CORP               COM            30231G102      784     10228.000 SH       Sole                10228.000
FIRST POTOMAC REALTY TRUST     COM            33610F109      221      7600.000 SH       Sole                 7600.000
GAMESTOP CORP-CL A             COM            36467W109     1506     27320.000 SH       Sole                27320.000
GENERAL GROWTH PROPERTIES      COM            370021107      240      4600.000 SH       Sole                 4600.000
GLAXOSMITHKLINE PLC-ADR        COM            37733W105      517      9800.000 SH       Sole                 9800.000
GRACO INC                      COM            384109104      690     17405.000 SH       Sole                17405.000
HALLIBURTON CO                 COM            406216101      985     31710.000 SH       Sole                31710.000
HEALTH CARE REIT INC           COM            42217K106      250      5816.000 SH       Sole                 5816.000
HEWLETT-PACKARD CO             COM            428236103     1499     36390.000 SH       Sole                36390.000
HONEYWELL INTERNATIONAL INC    COM            438516106      226      5000.000 SH       Sole                 5000.000
ILLINOIS TOOL WORKS            COM            452308109     1397     30240.000 SH       Sole                30240.000
INDIA FUND INC                 COM            454089103      340      7400.000 SH       Sole                 7400.000
INNOVO GROUP INC               COM            457954600       10     15000.000 SH       Sole                15000.000
INTUIT INC                     COM            461202103     1126     36910.000 SH       Sole                36910.000
ISHARES MSCI EAFE INDEX FUND   COM            464287465     2712     37040.000 SH       Sole                37040.000
ISHARES MSCI EMERGING MKT IN   COM            464287234      354      3100.000 SH       Sole                 3100.000
ISHARES MSCI JAPAN INDEX FD    COM            464286848      261     18350.000 SH       Sole                18350.000
J.C. PENNEY CO INC             COM            708160106     1473     19045.000 SH       Sole                19045.000
JOHNSON & JOHNSON              COM            478160104     1394     21110.000 SH       Sole                21110.000
KIMCO REALTY CORP              COM            49446R109      234      5200.000 SH       Sole                 5200.000
KKR FINANCIAL CORP             COM            482476306      343     12800.000 SH       Sole                12800.000
LANDAUER INC                   COM            51476K103      320      6100.000 SH       Sole                 6100.000
LASALLE HOTEL PROPERTIES       COM            517942108      243      5300.000 SH       Sole                 5300.000
MACQUARIE INFRASTRUCTURE CO    COM            55607X108      404     11400.000 SH       Sole                11400.000
MAGELLAN MIDSTREAM PARTNERS    COM            559080106      293      7600.000 SH       Sole                 7600.000
MARTIN MIDSTREAM PARTNERS LP   COM            573331105      266      8000.000 SH       Sole                 8000.000
MEDICAL PROPERTIES TRUST       COM            58463J304      225     14700.000 SH       Sole                14700.000
MERCK & CO. INC.               COM            589331107     1733     39750.000 SH       Sole                39750.000
MESABI TRUST                   COM            590672101      568     20500.000 SH       Sole                20500.000
MONSANTO CO                    COM            61166W101     1540     29320.000 SH       Sole                29320.000
MORGAN STANLEY                 COM            617446448     1796     22055.000 SH       Sole                22055.000
NEWS CORP-CL A                 COM            65248E104     1368     63670.000 SH       Sole                63670.000
NOKIA CORP-SPON ADR            COM            654902204     1232     60620.000 SH       Sole                60620.000
NOVARTIS AG-ADR                COM            66987V109     1368     23815.000 SH       Sole                23815.000
NVIDIA CORP                    COM            67066G104     1256     33950.000 SH       Sole                33950.000
P G & E CORP                   COM            69331C108     1246     26330.000 SH       Sole                26330.000

                                                                                                              Voting Authority
                                                         Value      Shares/    Sh/ Put/ Invstmt  Other   --------------------------
        Name of Issuer         Title of Class   CUSIP   (x$1000)    Prn Amt    Prn Call Dscretn Managers     Sole     Shared  None
------------------------------ -------------- --------- -------- ------------- --- ---- ------- -------- ------------ ------ ------
PEPSICO INC                    COM            713448108     1299     20760.000 SH       Sole                20760.000
PERMIAN BASIN ROYALTY TRUST    COM            714236106      429     26700.000 SH       Sole                26700.000
PINNACLE WEST CAPITAL          COM            723484101      365      7200.000 SH       Sole                 7200.000
PLAINS ALL AMER PIPELINE LP    COM            726503105      307      6000.000 SH       Sole                 6000.000
PRUDENTIAL FINANCIAL INC       COM            744320102     1596     18590.000 SH       Sole                18590.000
QUESTAR CORP                   COM            748356102      353      4245.000 SH       Sole                 4245.000
RAYONIER INC                   COM            754907103      349      8500.000 SH       Sole                 8500.000
REALTY INCOME CORP             COM            756109104      235      8500.000 SH       Sole                 8500.000
REDDY ICE HOLDINGS             COM            75734R105      374     14500.000 SH       Sole                14500.000
REDWOOD TRUST INC              COM            758075402      232      4000.000 SH       Sole                 4000.000
SABINE ROYALTY TRUST           COM            785688102      385      9100.000 SH       Sole                 9100.000
SATYAM COMPUTER SERVICES-ADR   COM            804098101     1473     61370.000 SH       Sole                61370.000
SIEMENS AG-SPONS ADR           COM            826197501     1341     13610.000 SH       Sole                13610.000
SUNCOR ENERGY INC              COM            867229106      439      5560.000 SH       Sole                 5560.000
SUNOCO INC                     COM            86764P109      251      4020.000 SH       Sole                 4020.000
SUNOCO LOGISTICS PARTNERS LP   COM            86764L108      303      6000.000 SH       Sole                 6000.000
TARRANT APPAREL GROUP          COM            876289109       51     35000.000 SH       Sole                35000.000
TEEKAY LNG PARTNERS LP         COM            MHY8564M1      310      9300.000 SH       Sole                 9300.000
TELEFONOS DE MEXICO-SP ADR L   COM            879403780     1591     56305.000 SH       Sole                56305.000
TOYOTA MOTOR CORP -SPON ADR    COM            892331307     1620     12060.000 SH       Sole                12060.000
TRANSOCEAN INC                 COM            KYG900781      202      2500.000 SH       Sole                 2500.000
U-STORE-IT TRUST               COM            91274F104      220     10700.000 SH       Sole                10700.000
UNICREDITO ITALIANO SPA ORD    COM            t42324458      105     12000.000 SH       Sole                12000.000
UNILEVER N V -NY SHARES        COM            904784709      360     13200.000 SH       Sole                13200.000
UNITED DOMINION REALTY TRUST   COM            910197102      229      7200.000 SH       Sole                 7200.000
UNITED TECHNOLOGIES CORP       COM            913017109     1624     25980.000 SH       Sole                25980.000
UNITEDHEALTH GROUP INC         COM            91324P102      458      8525.000 SH       Sole                 8525.000
US BANCORP                     COM            902973304     1570     43390.000 SH       Sole                43390.000
VENTAS INC                     COM            92276F100      254      6000.000 SH       Sole                 6000.000
VORNADO REALTY TRUST           COM            929042109     1583     13025.000 SH       Sole                13025.000
WELLPOINT INC                  COM            94973V107     1076     13670.000 SH       Sole                13670.000
WELLS FARGO & COMPANY          COM            949746101      842     23680.000 SH       Sole                23680.000
WET SEAL INC/THE-CLASS A       COM            961840105       67     10000.000 SH       Sole                10000.000
XCEL ENERGY INC                COM            98389B100      355     15400.000 SH       Sole                15400.000
YUKOS-SPONSORED ADR            COM            98849W108       40     22200.000 SH       Sole                22200.000
ZIMMER HOLDINGS INC            COM            98956P102     1623     20705.000 SH       Sole                20705.000
FMA EQUITY GROWTH LP                                       23901  20009.646966 SH       Sole             20009.646966
FMA INCOME EQUITY FUND LP                                  21375  17120.633326 SH       Sole             17120.633326
CAPT'L SERV NT DTD 3/17/99 DUE                oa1115           0    100000.000 SH       Sole               100000.000

                                                                                                              Voting Authority
                                                         Value      Shares/    Sh/ Put/ Invstmt  Other   --------------------------
        Name of Issuer         Title of Class   CUSIP   (x$1000)    Prn Amt    Prn Call Dscretn Managers     Sole     Shared  None
------------------------------ -------------- --------- -------- ------------- --- ---- ------- -------- ------------ ------ ------
CAPT'L SERV NT DTD 3/21/97 DUE                oa1114           0    100000.000 SH       Sole               100000.000
CAPT'L SERV NT DTD 4/15/96 DUE                oa1071           0    100000.000 SH       Sole               100000.000
COSMETIC LASER EYE CENTER                     221990104      417    208333.330 SH       Sole               208333.330
EQUITY LIFESTYLE PROPERTIES                   29472R108      294      5405.000 SH       Sole                 5405.000
JL FRENCH- WARRANTS                           46620Q154        4         80723 SH       Sole                    80723